Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 23—SUBSEQUENT EVENTS

On January 17, 2018, the Company announced that the Board of Directors had declared a cash dividend of $0.08 per common share. The cash dividend is payable on February 15, 2018 to stockholders of record at the close of business on January 31, 2018 in the amount of $1,275,000.